COMMITMENTS AND CONTINGENCIES - Advances to Suppliers (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021
Concentration [Line Items]
Advances to supplier		$ 51,800	$ 92,900
Advances to supplier utilized	[1]	$ 51,045	$ 43,680
Cost of Goods and Service Benchmark | Supplier Concentration Risk | Two Suppliers
Concentration [Line Items]
Concentration risk, percentage		100.00%	100.00%

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Other long-term liabilities,” and “Net parent investment” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).